Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Income taxes arising from net unrealized holding gain on investments	$ (53)	$ 104	$ 76
Income tax (benefit) arising from reclassification adjustment for loss (gain) reported in net income		(134)	(49)
Pre-tax loss (gain) of reclassification adjustment for gain reported in net income		$ 383	$ 139